Real estate property under development and held for sale	6 Months Ended
Jun. 30, 2015
Real estate property under development and held for sale [Abstract]
Real estate property under development and held for sale

4. Real estate property under development and held for sale

The following summarizes the components of real estate property under development and held for sale at December 31, 2014 and June 30, 2015:

	December 31, 2014	June 30, 2015
	US$	US$
	(Audited)	(Unaudited)
Under development:
Current:
Jinan Xinyuan Splendid	95,433,442	20,337,052
Xuzhou Colorful City	57,957,843	39,660,835
Zhengzhou Xin City	122,025,858	14,675,246
Suzhou Xin City	73,916,667	20,619,841
Beijing Xindo Park	258,585,693	152,645,819
Kunshan Royal Palace	267,625,395	215,279,281
Suzhou Lake Royal Palace	233,846,400	246,645,854
Xingyang Splendid I	44,991,390	19,367,384
Xingyang Splendid II	35,341,974	39,362,435
Xingyang Splendid III	22,910,650	23,875,478
Xingyang Splendid IV	6,441,922	6,729,070
Zhengzhou Thriving Family	66,471,564	11,137,512
Zhengzhou Xindo Park	41,827,678	62,974,390
Jinan Royal Palace	262,820,980	255,181,557
Sanya Yazhou Bay No.1	85,135,798	99,849,090
Shanghai Royal Palace	192,275,658	209,096,608
Changsha Xinyuan Splendid	151,442,473	166,928,715
Chengdu Thriving Family	222,716,181	238,331,596
Jinan Xin Central	-	370,468,824
Zhengzhou Jiaotong College	-	57,508,937
Zhengzhou Xin Central	-	144,220,413
Tianjin project	-	56,012,131
Malaysia project	9,642,365	9,180,027
New York Oosten	119,947,878	173,096,722
	2,371,357,809	2,653,184,817
Profit recognized	264,182,323	133,877,491
Less: progress billings	(920,965,080)	(689,938,917)

Total real estate property under development	1,714,575,052	2,097,123,391

Northern Nevada Land Portfolio	588,000	-
Lennox Project	597,217	-
Real estate property held for sale	1,185,217	-

Total real estate property under development and held for sale	1,728,069,268	2,097,123,391

As of June 30, 2015, land use rights included in the real estate property under development totaled US$1,471,194,308 (December 31, 2014: US$1,274,725,570).

As of June 30, 2015, land use rights with an aggregate net book value of US$1,251,969,869 (December 31, 2014: US$923,762,759) were pledged as collateral for certain bank loans and other debts. As of June 30, 2015, real estate properties under development with an aggregate net book value of US$123,721,158 (December 31, 2014: 35,766,700) were pledged as collateral for certain bank loans.